Document and Entity Information	Oct. 26, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001973476
Document Type	8-K
Document Period End Date	Oct. 26, 2026
Entity Registrant Name	NORTH HAVEN PRIVATE INCOME FUND A LLC
Entity Incorporation State Country Code	DE
Entity File Number	814-01654
Entity Tax Identification Number	92-1385301
Entity Address, Address Line One	1585 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	1 (212)
Local Phone Number	761-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true